Stock Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock Based Compensation [Abstract]
Stock-Based Compensation
Note 5 – Stock Based Compensation

The Company has established the 2008 Equity Incentive Plan, which is a shareholder-approved plan that permits the granting of stock options and restricted stock to employees, directors and consultants.   The 2008 Equity Incentive Plan provides for the issuance of up to 1,550,000 shares of common stock of which 50,000 shares are available for grant as Incentive Stock Options.  The exercise price for options awarded is no less than 100% of the fair market value of the common stock on the day of grant.  The options generally vest either immediately on the date of grant or 1 to 3 years from the date of grant.

For the three months and six months ended June 30, 2013, the Company recorded compensation costs for options and warrants of $176,022 and $539,391, respectively as compared to $275,937 and $428,826 for the three months and six months ended June 30, 2012. For the six months ended June 30, 2013, compensation costs relating to the issuance of options and warrants amounted to $463,193 and the Company recorded an expense of $76,198 associated with the repricing of options and warrants held by a consultant of the Company.

Management has valued the options at their date of grant utilizing the Black Scholes option pricing model.  Prior to the fourth quarter of 2009, there was not a public market for the Company shares.  Accordingly, the fair value of the underlying shares was determined based on recent transactions by the Company to sell shares to third parties and other factors determined by management to be relevant to the valuation of such shares.  Beginning in the fourth quarter of 2009, the quoted price for the Company’s shares on the OTCBB was used to value the underlying shares.  Expected volatility is based upon a weighted average historical volatility of peer companies operating in a similar industry.  The risk-free interest rate is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the options depending on the date of the grant and expected life of the options.  The expected life of options used was based on the contractual life of the option granted.  The Company determined the expected dividend rate based on the assumption and expectation that earnings generated from operations are not expected to be adequate to allow for the payment of dividends in the near future.  The following weighted-average assumptions were utilized in the fair value calculations for options granted:

	Six Months Ended	Six Months Ended
	June 30, 2013	June 30, 2012
Expected dividend yield	0%	0%
Expected stock price volatility	108%	96-97%
Risk-free interest rate	2.68-2.82%	2.59-2.70%
Expected life of options	.7-9.9 years	2.0-9.9 years

The following table summarizes the status of the Company’s aggregate stock options granted:

	Number of Shares Remaining Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	516,400	$3.25
Options granted during 2013	140,625	$1.20
Options cancelled during 2013	(1,000)	2.22
Outstanding at June 30,2013	656,025	$2.79	6.8 years	$0
Exercisable at June 30,2013	589,925	$2.85	6.6 years	$0

For the three months and six months ended June 30, 2013, the Company recorded compensation costs for options granted under the plan of $9,309 and $170,060, as compared to $275,397 and $428,831 for the three months and six ended June 30, 2012, 2012. Stock option grants amounted to 140,625 for the six months ended June 30, 2012 (175,000 for the six months ended June 30, 2012) while 147,275 options vested during that period (140,400 options vested for the six months ended June 30, 2012). There were 1,000 options cancelled or terminated for the six months ended March 31, 2013, while there were no cancelled or terminated options for the six months ended June 30, 2012. No options were exercised for the six months ended June 30, 2013 or March 31, 2012.

The weighted average fair value of options granted during the six months ended June 30, 2013 was $1.11, compared to $2.04 for the six months ended June 30, 2012.

On January 22, 2013 the Board of Directors of the Company approved the repricing of 25,000 outstanding compensatory options to purchase common stock of the Company held by a consultant of the Company, Michael Hughes, an attorney who has provided and continues to provide legal services to the Company, previously granted under the Amended and Restated 2008 Equity Incentive Plan. As a result, the exercise price of the options was lowered to $1.20 per share, an amount equal to the last trade of the Common Stock on the OTC Bulletin Board on January 22, 2013. There was no change in the number of shares subject to each option, vesting or other terms of the options. The Company recorded expenses totaling $13,575 associated with the repricing for the three month period ending March 31, 2013.

On December 13, 2010, the Board of Directors approved a restricted stock grant award to certain employees in lieu of future salary cash payments.  The employees forfeited salary over a twelve-week period to purchase common shares, which were valued at fair market value as of the date of grant.  The Compensation Committee of the Company’s Board of Directors have approved a change in the vesting date for restricted stock held by certain employees from April 1, 2011 to August 20, 2013. A total of 55,969 shares vested on April 1, 2011, and the remaining 169,368 shares are scheduled to vest on August 20, 2013.

The following table summarizes the status of the Company’s restricted share awards:

Restricted Shares	Number of Restricted Shares	Weighted Average Fair Value at Grant Date
Non-vested at June 30, 2013	169,368	$2.80

There was no expense associated with this restricted stock grant for the three months or six months ended June 30, 2013 and 2012.

Note 6 – Stock-Based Compensation

The Company has established the “2008 Equity Incentive Plan,” which is a shareholder approved plan that permits the granting of stock options and restricted stock to employees, directors and consultants.  The 2008 Equity Incentive Plan originally provided for the issuance of up to 400,000 shares of common stock of which 50,000 shares are available for grant as Incentive Stock Options.  The exercise price for options awarded is no less than 100% of the fair market value of the common stock on the day of grant.  The options generally vest either immediately on the date of grant or 1 to 3 years from the date of grant.  On December 30, 2009, the Board of Directors approved an amendment to increase the number of shares available for award under the plan from 400,000 to 800,000, and this amendment was approved by the Company’s shareholders at its Annual Meeting on April 28, 2010. In March of 2012, the Board of Directors approved an amendment to increase the number of shares available for award under the plan to 1,550,000.  This amendment was approved by shareholders at the Annual Meeting of Shareholders on May 9, 2012.

For the year ended December 31, 2012, the Company recorded compensation costs for options and shares granted under the plan amounting to $543,267 as compared to $1,201,878 for the year ended December 30, 2011.  This expense increased basic and diluted net loss per share by $.04 for the year ended December 31, 2011 (an increase of $.12 net loss per share for the year ended December 31, 2011).

On November 8, 2012, the Board of Directors of the Company approved the repricing of 85,000 outstanding compensatory options to purchase common stock of the Company (“Common Stock”) held by executive officers of the Company (including the principal executive officer, principal financial officer, and principal executive officer) previously granted under the Amended and Restated 2008 Equity Incentive Plan (the “Options”).  As a result, the exercise price of the Options was lowered to $1.67 per share, an amount equal to the last trade of the Common Stock on the OTC Bulletin Board on November 8, 2012. There was no change in the number of shares subject to each Option, vesting or other terms of the Options.  The Company repriced 75,000 and 10,000 Options held by William A. Schmitz, the Company’s Chief Executive Officer and President, and Molly Hedges, the Company’s Acting Chief Financial Officer and Vice President of Finance, respectively. For the year ended December 31, 2012, the Company recorded expenses totaling $14,350 associated with the repricing.

Management has valued the options at their date of grant utilizing the Black-Scholes Option Pricing Model.  Expected volatility is based upon a weighted average historical volatility of the Company’s common stock, and that of peer companies operating in a similar industry.   The risk-free interest rate is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the options depending on the date of the grant and expected life of the options.  The expected life of options was based on its term.  The Company determined the expected dividend rate based on the assumption and expectation that earnings generated from operations are not expected to be adequate to allow for the payment of dividends in the near future.  The following weighted-average assumptions were utilized in the fair value calculations for options granted:

Year ended
	December 31, 2012	December 31, 2011
Expected dividend yield	0%	0%
Expected stock price volatility	109-112%	95-98%
Risk-free interest rate	2.32-2.70%	2.58-4.20%
Expected life of options	1.5-9.5 Years	2.5- 9.9 Years

The following table summarizes the status of the Company’s aggregate stock options granted:

	Number of Shares Remaining Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2012	364,400	$5.20
Options granted during 2012	178,000	$2.05
Options expired/cancelled during 2012	26,000	$5.68

Outstanding at December 31, 2012	516,400	$3.25	7.8	$0
Exercisable at December 31, 2012	442,650	$3.43	7.7	$0

The weighted average fair value of options granted during twelve months ended December 31, 2012 was approximately $2.05 ($3.54 for the twelve months ended December 31, 2011.)  During the twelve months ended December 31, 2012, 178,000 options were granted, 26,000 options expired or were cancelled, and no options were exercised. During the twelve months ended December 31, 2011, 89,150 options were granted, 20,250 expired or were cancelled, and no options were exercised.

On December 13, 2010, the Board of Directors approved a restricted stock award to certain employees in lieu of future salary cash payments. The employees forfeited salary over a twelve-week period to purchase common shares, which were valued at fair market value as of the date of grant. On March 30, 2011 the Compensation Committee if the Company’s Board of Directors approved a change to the vesting date for restricted stock held by certain employees from April 1, 2011 to August 1, 2011.  On July 29, 2011, the Compensation Committee of the Board of Directors approved a change to the vesting date of these restricted shares to March 1, 2012. On February 28, 2012, the Compensation Committee of the Board of Directors approved a change to the vesting date for the restricted stock held by certain employees from March 1, 2012 to November 15, 2012. The Compensation Committee of the Board of Directors approved a change in vesting date from November 15, 2011 until August 20, 2013 on November 8, 2012. A total of 55,969 shares vested on April 1, 2011, and the remaining 169,368 shares will vest on August 20, 2013.

The table below summarizes the status of the Company’s restricted stock awards:

Restricted Shares	Number of Restricted Shares	Weighted Average Fair Value at Grant Date
Non-vested at December 31, 2011	169,368	$2.80
Vested – 2012	0	$0
Non-vested at December 31, 2012	169,368	$2.80

Expense of $594,498 was recognized for the year ended December 31, 2011, while no such expense was recorded for the year ended December 31, 2012.